UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
REVENUES:
Time charter revenues (Note 1)	$ 14,260	$ 9,273
EXPENSES:
Voyage expenses	635	1,013
Vessel operating expenses	9,727	11,117
Depreciation and amortization of deferred charges (Note 4)	3,100	4,026
General and administrative expenses (Notes 3 and 7)	3,859	3,289
Impairment losses (Note 4)	15,626	0
Loss / (gain) on vessels' sale (Note 4)	16,679	(945)
Foreign currency (gains) / losses	(33)	9
Operating loss	(35,333)	(9,236)
OTHER INCOME/(EXPENSES)
Interest and finance costs (Notes 3 and 5)	(10,939)	(3,878)
Interest income	27	53
Gain from bank debt write off	0	42,185
Total other income /(expenses), net	(10,912)	38,360
Net income/ (loss)	$ (46,245)	$ 29,124
Earnings / (Loss) per common share, basic (Note 8)	$ (6.54)	$ 15,691.81
Earnings / (Loss) per common share, diluted (Note 8)	$ (6.54)	$ 14,996.91
Weighted average number of common shares, basic (Note 8)	7,068,474	1,856
Weighted average number of common shares, diluted (Note 8)	7,068,474	1,942